Leases	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Line Items]
Leases
19.
Leases

This note provides information for leases in which the Group is a lessee.

The Group’s lease contracts refer to the use of explicitly defined office facilities in different countries, where it obtains substantially all of the economic benefits and has the right to direct the use of such offices.

(a)
Amounts recognized in the Consolidated Statements of Financial Position

	2023	2022
Right-of-use assets
Offices	3,689	3,934
	3,689	3,934

	2023	2022
Lease liabilities
Current	626	686
Non-current	3,331	3,393
	3,957	4,079

During 2023 and 2022 additions totaling USD 339 and USD 328, respectively, were recognized.

(b)
Amounts recognized in the Consolidated Statements of Comprehensive Income

The Consolidated Statements of Comprehensive Income shows the following amounts relating to leases:

	2023	2022
Amortization of right-of-use assets
Offices	627	518
	627	518
Interest charges for lease liabilities (included within Finance Costs line item)	578	177
Leases expense for short-term leases (included within General and administrative expense line item)	457	332

The principal cash outflow for leases during 2023 was USD 1103 (USD 386 in 2022).